Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Positions
As at June 30, 2017, the Company was committed to the following interest rate swap agreements:

	Interest Rate	Notional Amount	Fair Value / Carrying Amount of Asset	Remaining Term	Fixed Interest Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	161,985	513	3.5	1.46
U.S. Dollar-denominated interest rate swaps	LIBOR	150,000	1,159	3.5	1.55
U.S. Dollar-denominated interest rate swaps	LIBOR	50,000	1,072	3.5	1.16

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of June 30, 2017, ranged from 0.30% to 2.00%.

Schedule of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities
	$	$	$	$
As at June 30, 2017
Interest rate swap agreements	89	2,920	(118)	(265)
Time-charter swap agreement	—	—	(21)	—
Forward freight agreements	27	—	(10)	—
	116	2,920	(149)	(265)

As at December 31, 2016
Interest rate swap agreements	—	4,251	(254)	(1,108)
Stock purchase warrant	—	287	—	—
Time-charter swap agreement	875	—	(667)	—
	875	4,538	(921)	(1,108)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
Realized and unrealized gains (losses) relating to the interest rate swaps, stock purchase warrant, time-charter swap and freight forward agreements are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the Company’s consolidated statements of income as follows:

	Three Months Ended			Three Months Ended
	June 30, 2017			June 30, 2016
	Realized (losses) gains	Unrealized losses	Total	Realized (losses) gains	Unrealized (losses) gains	Total
	$	$	$	$	$	$
Interest rate swap agreements	(301)	(1,101)	(1,402)	(1,276)	(1,808)	(3,084)
Stock purchase warrant	—	(166)	(166)	—	(2,137)	(2,137)
Time-charter swap agreement	360	(402)	(42)	126	1,345	1,471
Forward freight agreements	80	(30)	50	—	—	—
	139	(1,699)	(1,560)	(1,150)	(2,600)	(3,750)

	Six Months Ended			Six Months Ended
	June 30, 2017			June 30, 2016
	Realized (losses) gains	Unrealized losses	Total	Realized (losses) gains	Unrealized gains (losses)	Total
Interest rate swap agreements	(740)	(399)	(1,139)	(10,868)	2,114	(8,754)
Stock purchase warrant	—	(287)	(287)	—	(4,248)	(4,248)
Time-charter swap agreement	1,106	(875)	231	126	1,345	1,471
Forward freight agreements	113	(17)	96	—	—	—
	479	(1,578)	(1,099)	(10,742)	(789)	(11,531)